Fair Value - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Feb. 10, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gains on re-measurement of financial assets and liabilities measured at fair value	$ 0	$ (376,753)	$ 0	$ (146,138)
Measurement of call option.	$ 0		$ 0		$ 0
Sprout Foods Inc [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Minority ownership percentage						49.90%